Annual Total Returns[BarChart] - AST T ROWE PRICE ASSET ALLOCATION PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.98%	13.50%	16.83%	5.88%	0.04%	7.54%	15.41%	(5.33%)	20.84%	12.53%